INVESTMENT IN PC GOLD INC.	12 Months Ended
Dec. 31, 2021
INVESTMENT IN PC GOLD INC.
INVESTMENT IN PC GOLD INC.

Following the completion of the Stage 1 earn-in by Auteco, First Mining determined that its then 49% investment in the common shares of PC Gold gave it significant influence over PC Gold, requiring PC Gold to be recorded in First Mining’s financial statements using the equity method of accounting as an investment in associate.

The initial recognition of the investment in associate was accounted for based on an estimated fair value using a market approach to value Pickle Crow’s inferred resources on a per unit of metal basis derived from comparable gold project transactions.

December 31, 2021
Balance, beginning of period	$-
Acquisition – Initial Recognition on June 9, 2021	36,000
Equity loss	(3)
Dilution of ownership -Stage 2 earn-in completion	(14,427)
Balance, December 31, 2021	$21,570

The subsequent equity accounting for PC Gold is based on audited results for the year-ended June 30, 2021 and on the unaudited six-month period ended December 31, 2021. The Company’s estimated equity share of PC Gold’s net loss for the year ended December 31, 2021 was $3,000.

Upon completion of the Stage 2 earn-in by Auteco on August 26, 2021, the Company recorded a $14,427,000 reduction in the investment carrying value based upon the ownership interest reduction from 49% to 30%. Upon the delivery of this additional interest the Company settled $12,960,000 of the PC Gold option liability and received cash proceeds received from Auteco of (i) $1,000,000 and (ii) $468,000 for unspent environmental reclamation work as part of the PC Gold Earn-in Agreement (Note 6(b)).

PC Gold Summarized Statements of Total Comprehensive Loss and Financial Position

A summary of PC Gold's consolidated statement of other comprehensive loss during year ended December 31, 2021 is as follows:

Six-month period ended December 31, 2021
Loss before income taxes	$(10)
Deferred income tax recovery	-
Net loss for the year	(10)
Other comprehensive income	-
Total comprehensive loss	$(10)

The assets and liabilities of PC Gold are summarized in the following table and the December 31, 2021 numbers are taken from PC Gold’s consolidated financial statements as at December 31, 2021.

December 31, 2021
Current assets	$-
Non-current assets	39,793
39,793
Current liabilities	10,931
Non-current liabilities	3,631
14,562
Net assets	$25,231

Reconciliation of PC Gold’s Net Assets to First Mining’s Carrying value as at December 31, 2021

Balance, December 31, 2020	$-
Initial Recognition on June 9, 2021	17,344
Equity loss (June 9, 2021 to December 31, 2021)	(11)
Other increases in equity of PC Gold	7,898
Balance, December 31, 2021	$25,231
First Mining’s share of net assets	7,569
Incremental fair value of Pickle Crow mineral property	14,001
Carrying value	$21,570